[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


December 23, 2008


VIA EDGAR


Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

         Re:      Van Kampen Units Trusts, Series 823
                  Amendment No. 2 to the Registration Statement on Form S-6
                       ("Amendment No. 2")
                  File No. 333-154219

Ladies and Gentlemen:

Pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, the undersigned, Van Kampen Unit Trusts, Series 823, and its depositor, sponsor and principal underwriter, Van Kampen Funds Inc., respectfully request that the Securities and Exchange Commission grant acceleration of the effective date of said Amendment No. 2 so that it may become effective as early as practicable on Tuesday, December 23, 2008.

Very truly yours,

VAN KAMPEN UNIT TRUSTS, SERIES 823

By:      Van Kampen Funds, Inc.


         By:      /s/ John F. Tierney
                  ------------------------------------------
                  John F. Tierney
                  Executive Director